Income Taxes - Additional information (Details)	3 Months Ended		6 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Income Taxes
Percentage of income before income taxes	27.00%	27.80%	24.70%	26.00%